(Impairments)/reversal of impairments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairments

Figures in million – SA rand	Note	2021	2020	2019
Impairment of mining assets		(5,148)	(1)	(6)
Impairment of goodwill	17	—	—	(54)
Reversal of impairment/(impairment) of equity-accounted investee		—	120	(12)
Other reversal of impairment		—	2	—
Impairment of loan to equity-accounted investee		—	—	(14)
Total (impairments)/reversal of impairments		(5,148)	121	(86)

Assumptions used in value in use calculation
The assumptions applied in the value in use impairment calculation as well as the recoverable amount for each of the CGUs are set out below:

		Driefontein	Kloof	Beatrix
Weighted average gold price[1]	R/kg	770,182	764,176	816,271
Exchange rate[1]		15.0	15.0	15.0
Inflation rate[2]	%	6.0	6.0	6.0
Nominal discount rate[3]	%	13.3	13.5	11.5
Life-of-mine[4]	years	8	9	4
Recoverable amount	R million	3,905	2,815	210
[1] The weighted average gold prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
[2] The inflation rate is based on historical mining inflation, projected electricity and labour cost increases and the forecast South African inflation rate
[3] The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
[4] Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves